Share-based compensation - Summary of Share-Based Compensation (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	$ 19.4	$ 3.4
RSU grants [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	1.1	2.0
PSU grants [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	4.3	0.1
Options [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	1.2	0.1
Non-Treasury Incentive Awards Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	2.5
DSU Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	$ 10.3	$ 1.2